Schedule of expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Expenses
Event Costs	$ 36,909	$ 40,876	$ 22,513
Program costs	7,046	12,447	253,614
Merchant fees	32,550	44,427	66,327
Other costs	84,073	132,098	146
Total program expenses	160,578	229,848	342,600
Convertible notes interest – contractual and effective	3,207,498	4,420,224	2,162,646
Bank fees	13,286	13,071	6,454
Bank interest and lease interest	42,143	39,435	22,703
Total finance costs	3,262,927	4,472,730	2,191,803
Unrealized currency (gains)	(117,094)	(36,181)	(36,660)
Realized currency (gains)/losses	(29,449)	(11,178)	10,581
Net foreign exchange (gains)	$ (146,543)	$ (47,359)	$ (26,079)